UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

U.S. Diversified Real Estate ETF
PPTY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the U.S. Diversified Real Estate ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://videntam.com/etf/us-diversified-real-estate-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Diversified Real Estate ETF	$28	0.53%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$24,962,497
Number of Holdings	84
Net Advisory Fee	$66,427
Portfolio Turnover	4%
30-Day SEC Yield	3.56%
30-Day SEC Yield Unsubsidized	3.56%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Vivmark Residential	6.9%
Equinix, Inc.	4.3%
Four Corners Property Trust, Inc.	4.1%
Prologis, Inc.	4.0%
Digital Realty Trust, Inc.	3.6%
Welltower, Inc.	3.1%
Kilroy Realty Corp.	2.8%
American Homes 4 Rent	2.6%
Simon Property Group, Inc.	2.6%
Easterly Government Properties, Inc.	2.6%
Industry Breakdown (% of Net Assets)

Multi-Family Residential REITs (16.1%)
Office REITs (15.3%)
Retail REITs (14.4%)
Industrial REITs (14.4%)
Health Care REITs (9.3%)
Data Center REITs (7.9%)
Single-Family Residential REITs (5.7%)
Hotels, Resorts & Cruise Lines (5.2%)
Other Specialized REITs (4.1%)
Cash & Other (7.6%)

U.S. Diversified Real Estate ETFTM	PAGE 1	TSR-SAR-26922A511

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/us-diversified-real-estate-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
U.S. Diversified Real Estate ETFTM	PAGE 2	TSR-SAR-26922A511

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

U.S. Diversified Real Estate ETF (Ticker: PPTY)
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Asset Management & Custody Banks - 0.6%
DigitalBridge Group, Inc.	9,103	$144,829
Data Center REITs - 7.9%
Digital Realty Trust, Inc.	4,791	889,162
Equinix, Inc.	1,023	1,070,794
		1,959,956
Diversified REITs - 2.4%
American Assets Trust, Inc.	4,209	94,534
Broadstone Net Lease, Inc.	1,211	25,261
Essential Properties Realty Trust, Inc.	823	24,690
WP Carey, Inc.	6,555	458,588
		603,073
Health Care Facilities - 0.3%
National HealthCare Corp.	343	74,270
Health Care REITs - 9.3%
Alexandria Real Estate Equities, Inc.	10,404	533,621
American Healthcare REIT, Inc.	1,941	107,163
CareTrust REIT, Inc.	2,452	95,505
Healthcare Realty Trust, Inc.	4,702	89,526
Healthpeak Properties, Inc.	3,542	73,745
LTC Properties, Inc.	1,863	75,116
National Health Investors, Inc.	1,094	77,794
Omega Healthcare Investors, Inc.	2,770	126,644
Sabra Health Care REIT, Inc.	4,368	89,064
Ventas, Inc.	2,968	270,593
Welltower, Inc.	3,318	783,844
		2,322,615
Hotel & Resort REITs - 2.1%
Apple Hospitality REIT, Inc.	5,698	90,883
DiamondRock Hospitality Co.	6,731	82,858
Host Hotels & Resorts, Inc.	6,354	139,343
Ryman Hospitality Properties, Inc.	943	119,535
Sunstone Hotel Investors, Inc.	7,281	81,329
Xenia Hotels & Resorts, Inc.	1,212	22,725
		536,673
Hotels, Resorts & Cruise Lines - 5.2%
Choice Hotels International, Inc.	894	92,404
Hilton Worldwide Holdings, Inc.	1,391	439,945
Hyatt Hotels Corp. - Class A	886	147,935
Marriott International, Inc. - Class A	1,493	510,248
Wyndham Hotels & Resorts, Inc.	1,409	103,787
		1,294,319
Industrial REITs - 14.4%
EastGroup Properties, Inc.	1,999	398,801
First Industrial Realty Trust, Inc.	4,783	295,972
Innovative Industrial Properties, Inc.	7,196	409,596
LXP Industrial Trust	5,898	358,068

	Shares	Value
Prologis, Inc.	7,190	$1,006,025
Rexford Industrial Realty, Inc.	682	25,261
STAG Industrial, Inc.	12,944	482,164
Terreno Realty Corp.	9,476	627,406
		3,603,293
Multi-Family Residential REITs - 16.1%
Camden Property Trust	3,892	411,774
Centerspace	472	24,775
Essex Property Trust, Inc.	1,825	516,402
Independence Realty Trust, Inc.	19,367	313,358
Mid-America Apartment Communities, Inc.	3,971	511,663
UDR, Inc.	14,129	522,067
Vivmark Residential	26,562	1,730,260
		4,030,299
Office REITs - 15.3%
BXP, Inc.	8,422	572,612
COPT Defense Properties	10,856	390,816
Cousins Properties, Inc.	12,534	363,361
Douglas Emmett, Inc.	2,202	25,455
Easterly Government Properties, Inc.	26,159	641,680
Empire State Realty Trust, Inc. - Class A	34,543	156,480
Highwoods Properties, Inc.	16,462	503,737
JBG SMITH Properties	1,840	22,172
Kilroy Realty Corp.	19,592	711,190
Piedmont Realty Trust, Inc.(a)	2,749	26,308
SL Green Realty Corp.	1,221	68,351
Vornado Realty Trust	8,814	329,467
		3,811,629
Other Specialized REITs - 4.1%
Four Corners Property Trust, Inc.	40,694	1,012,467
Retail REITs - 14.4%
Acadia Realty Trust	13,868	283,878
Agree Realty Corp.	2,709	195,725
Alexander’s, Inc.	100	27,166
Brixmor Property Group, Inc.	8,742	252,556
Federal Realty Investment Trust	3,158	366,423
Getty Realty Corp.	6,431	208,493
InvenTrust Properties Corp.	3,509	113,376
Kimco Realty Corp.	12,395	293,885
Kite Realty Group Trust	7,576	195,461
Macerich Co.	997	23,549
NETSTREIT Corp.	1,206	24,554
NNN REIT, Inc.	538	24,318
Phillips Edison & Co., Inc.	5,203	201,096
Realty Income Corp.	2,801	171,645
Regency Centers Corp.	4,839	361,812
Simon Property Group, Inc.	3,024	642,056
Tanger, Inc.	5,184	195,489
Urban Edge Properties	1,144	24,207
		3,605,689

The accompanying notes are an integral part of these financial statements.

1

U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Self-Storage REITs - 2.0%
CubeSmart	2,138	$84,921
Extra Space Storage, Inc.	1,221	172,283
Public Storage	764	234,541
		491,745
Single-Family Residential REITs - 5.7%
American Homes 4 Rent - Class A	19,706	656,210
Equity LifeStyle Properties, Inc.	3,217	204,119
Invitation Homes, Inc.	8,517	248,185
Sun Communities, Inc.	1,929	234,219
UMH Properties, Inc.	4,904	80,671
		1,423,404
TOTAL COMMON STOCKS (Cost $24,203,530)		24,914,261
TOTAL INVESTMENTS - 99.8% (Cost $24,203,530)		$24,914,261
Other Assets in Excess of Liabilities - 0.2%		48,236
TOTAL NET ASSETS - 100.0%		$24,962,497

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$24,914,261
Cash - interest bearing deposit account	35,673
Dividends receivable	24,071
Interest receivable	43
Total assets	24,974,048
LIABILITIES:
Payable to Adviser	11,551
Total liabilities	11,551
NET ASSETS	$24,962,497
Net Assets Consist of:
Paid-in capital	$35,099,671
Total distributable earnings/(accumulated losses)	(10,137,174)
Total net assets	$24,962,497
Net assets	$24,962,497
Shares issued and outstanding (unlimited shares authorized without par value)	750,000
Net asset value per share	$33.28
Cost:
Investments, at cost	$24,203,530

The accompanying notes are an integral part of these financial statements.

3

U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$521,912
Interest income	674
Total investment income	522,586
EXPENSES:
Investment advisory fee	66,427
Total expenses	66,427
NET INVESTMENT income (loss)	456,159
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(90,834)
In-kind redemptions	367,851
Net realized gain (loss)	277,017
Net change in unrealized appreciation (depreciation) on:
Investments	700,057
Net change in unrealized appreciation (depreciation)	700,057
Net realized and unrealized gain (loss)	977,074
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,433,233

The accompanying notes are an integral part of these financial statements.

4

U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$456,159	$1,085,498
Net realized gain (loss)	277,017	712,539
Net change in unrealized appreciation (depreciation)	700,057	(4,414,915)
Net increase (decrease) in net assets from operations	1,433,233	(2,616,878)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(410,902)	(1,085,498)
From return of capital	—	(72,149)
Total distributions to shareholders	(410,902)	(1,157,647)
CAPITAL TRANSACTIONS:
Shares sold	1,739,800	1,526,345
Shares redeemed	(3,279,585)	(35,096,455)
Net increase (decrease) in net assets from capital transactions	(1,539,785)	(33,570,110)
Net increase (decrease) in net assets	(517,454)	(37,344,635)
NET ASSETS:
Beginning of the period	25,479,951	62,824,586
End of the period	$ 24,962,497	$25,479,951
SHARES TRANSACTIONS
Shares sold	50,000	50,000
Shares redeemed	(100,000)	(1,150,000)
Total increase (decrease) in shares outstanding	(50,000)	(1,100,000)

The accompanying notes are an integral part of these financial statements.

5

U.S. DIVERSIFIED REAL ESTATE ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
		2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$31.85	$33.07	$29.54	$29.32	$36.02	$30.41
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.60	0.89	0.86	0.77	0.76	0.52
Net realized and unrealized gain (loss) on investments(b)	1.38	(1.20)	3.73	0.68	(6.26)	6.22
Total from investment operations	1.98	(0.31)	4.59	1.45	(5.50)	6.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(0.85)	(0.84)	(0.77)	(0.76)	(0.52)
Return of capital	—	(0.06)	(0.22)	(0.46)	(0.44)	(0.61)
Total distributions	(0.55)	(0.91)	(1.06)	(1.23)	(1.20)	(1.13)
Net asset value, end of period	$33.28	$31.85	$33.07	$29.54	$29.32	$36.02
Total return(c)	6.21%	−0.71%	15.66%	5.22%	−15.37%	22.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,962	$25,480	$62,825	$125,553	$120,196	$147,694
Ratio of expenses to average net assets(d)
Before expense reimbursement/ recoupment	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
After expense reimbursement/ recoupment	0.53%	0.53%	0.53%	0.52%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(d)	3.64%	2.93%	2.74%	2.72%	2.42%	1.45%
Portfolio turnover rate(c)(e)	4%	13%	22%	28%	30%	29%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.
The end of the reporting period for the Fund is August 31, 2026. The current fiscal period is the period from March 1, 2026 through August 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Deposit accounts are valued at acquisition cost, which approximates fair value.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 24,914,261	$ —	$ —	$ 24,914,261
Total Investments	$ 24,914,261	$—	$—	$ 24,914,261

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year

8

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended February 28, 2026 the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(1,980,090)	$1,980,090

J.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Enterprise Risk Committee, who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Advisory, LLC, doing business as Vident Asset Management, (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Fund, the

9

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.53% based on the Fund’s average daily net assets. From February 1, 2020 through June 30, 2023, the Adviser contractually waived 0.04% of its adviser fee. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,089,032 and $1,378,279, respectively.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,735,538 and $2,958,808, respectively
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of February 28, 2026, were as follows:

Tax cost of investments	$25,700,381
Gross tax unrealized appreciation	$3,105,399
Gross tax unrealized depreciation	(3,356,077)
Net tax unrealized appreciation/(depreciation)	(250,678)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	(10,908,827)
Distributable earnings/(accumulated losses)	$(11,159,505)

The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2026, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.
As of February 28, 2026, the Fund had a short-term capital loss carryforward of $3,513,415 and a long-term capital loss carryforward of $7,395,412. These amounts do not have an expiration date. The Fund did not utilize any capital loss carryforwards that were available as of February 28, 2025, during the fiscal year ended February 28, 2026.

10

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2026, was $1,085,498 of ordinary income and $72,149 of return of capital.
The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2025, was $3,008,833 of ordinary income and $772,692 of return of capital.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $300 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – PRINCIPAL RISKS
Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.
Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.
The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

11

U.S. DIVERSIFIED REAL ESTATE ETF
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the fiscal year ended February 28, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 2.78%.
DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026, was 2.46%.
SHORT TERM CAPITAL GAIN
For the fiscal year ended February 28, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 0.00%.

12

U.S. DIVERSIFIED REAL ESTATE ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Approval of Advisory Agreement & Board Considerations
Not applicable.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	11/6/2026

* Print the name and title of each signing officer under his or her signature.